UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10503

Name of Fund:  BlackRock New York Municipal 2018 Term Trust (BLH)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York
Municipal 2018 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2016

Date of reporting period: 03/31/2016

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock New York Municipal 2018 Term Trust (BLH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 94.9%
Corporate — 2.8%
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport Project, AMT, Series B, 2.00%, 8/01/28 (a)	$1,530	$1,533,427
County/City/Special District/School District — 37.5%
City of New York New York, GO, Refunding, Series A, 5.00%, 8/01/18	500	547,910
City of New York New York, GO:
Sub-Series G-1, 5.00%, 4/01/18	5,000	5,416,900
Sub-Series H-2, 5.00%, 6/01/20	3,470	4,012,708
City of New York New York Transitional Finance Authority, RB, Fiscal 2008, Series S-1, 5.00%, 1/15/23	1,400	1,506,736
City of Rochester New York, GO, Refunding, Series I, 4.00%, 8/15/18	2,000	2,147,160
County of Erie New York Industrial Development Agency, GO:
Series A, 5.00%, 9/15/18	350	384,562
Series B, 5.00%, 6/01/18	1,000	1,088,220
Haverstraw-Stony Point Central School District, GO, Refunding, 4.00%, 10/15/18	1,000	1,079,570
New York State Dormitory Authority, RB:
General Purpose, Series E, 5.00%, 8/15/19	1,500	1,696,995
School Districts Financing Program, Series C, 4.00%, 10/01/18	535	574,526
New York State Dormitory Authority, Refunding RB, 3rd General Resolution, State University Educational Facilities, 4.00%, 5/15/18	1,000	1,067,980
Owego Apalachin Central School District, GO, Refunding, (AGM), 4.00%, 6/15/18	1,015	1,079,280

		20,602,547
Education — 10.4%
City of New York New York Transitional Finance Authority, Refunding RB, Subordinate, Future Tax Secured, Series B, 5.00%, 2/01/20	2,000	2,293,180

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of Tompkins New York Development Corp., Refunding RB, Ithaca College, 4.00%, 7/01/18	$500	$533,515
New York State Dormitory Authority, LRB, State University Dormitory Facilities, Series ALRB, State University Dormitory Facilities, Series A, 5.00%, 7/01/21	250	291,505
New York State Dormitory Authority, RB, Pratt Institute, Series C (AGC), 5.00%, 7/01/19	600	673,266
New York State Dormitory Authority, Refunding RB:
Mental Health Service, 5.00%, 8/15/18 (b)	5	5,492
Pratt Institute, Series A, 4.00%, 7/01/18	310	330,494
Teachers College, Series A, 5.00%, 7/01/17	200	210,656
Teachers College, Series A, 5.00%, 7/01/18	250	272,778
Yonkers Industrial Development Agency New York, RB, Sarah Lawrence College Project, Series A:
5.00%, 6/01/18	600	646,530
5.00%, 6/01/19	400	443,088

		5,700,504
Health — 6.5%
New York State Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home, 2.50%, 7/01/18	1,890	1,920,694
North Shore Long Island Jewish, Series A, 5.00%, 5/01/18	615	665,282
North Shore Long Island Jewish, Series A, 4.00%, 5/01/19	250	270,255
North Shore Long Island Jewish, Series A, 5.00%, 5/01/19	650	724,965

		3,581,196
Housing — 2.8%
New York State Dormitory Authority, Refunding RB, State University Educational Facilities, Series A, 5.88%, 5/15/17	125	128,741

BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2016	1

Schedule of Investments (continued)	BlackRock New York Municipal 2018 Term Trust (BLH)

Municipal Bonds	Par (000)	Value
New York (continued)
Housing (continued)
New York State Urban Development Corp., RB, State Personal Income Tax, Series A-1, 5.00%, 12/15/22	$500	$557,995
New York State Urban Development Corp., Refunding RB, Series D, 5.50%, 1/01/19	750	843,270

		1,530,006
State — 8.3%
New York State Dormitory Authority, RB, General Purpose, Series A, 5.00%, 3/15/18	1,500	1,624,440
New York State Dormitory Authority, Refunding LRB, Municipal Health Facilities, 4.00%, 5/15/18	550	584,177
State of New York, GO, Series E, 5.00%, 12/15/20	2,000	2,363,280

		4,571,897
Tobacco — 1.4%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB:
4.00%, 6/01/17	350	362,464
4.00%, 6/01/18	350	370,877

		733,341
Transportation — 18.4%
Metropolitan Transportation Authority, Refunding RB:
Series C, 5.00%, 11/15/18	1,965	2,176,552
Series F, 4.00%, 11/15/18	300	324,534
New York State Thruway Authority, RB, Transportation, Series A, 5.00%, 9/15/18 (c)	1,750	1,927,870
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, 5.00%, 12/01/20	300	340,833
Port Authority of New York & New Jersey, Refunding RB, AMT:
178th Series, 5.00%, 12/01/18	900	993,681
193rd Series, 4.00%, 10/15/18	1,000	1,074,920

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB, General, Series B, 4.00%, 11/15/18	$3,000	$3,253,500

		10,091,890
Utilities — 6.8%
Long Island Power Authority, Refunding RB, Series A, 5.25%, 4/01/21	1,000	1,106,740
New York City Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2012, Series FF, 5.00%, 6/15/20	2,000	2,320,800
Upper Mohawk Valley Regional Water Finance Authority, Refunding RB, Water System, Series 2012, 4.00%, 4/01/18	300	316,827

		3,744,367
Total Municipal Bonds in New York		52,089,175
Guam — 0.3%
Utilities — 0.3%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/19	140	158,411
U.S. Virgin Islands — 1.2%
State — 1.2%
Virgin Islands Public Finance Authority, RB, Series A, 5.00%, 10/01/16	630	642,134
Total Long-Term Investments (Cost — $51,295,162) — 96.4%		52,889,720

Short-Term Securities	Shares
BIF New York Municipal Money Fund, 0.00%, 12/31/49 (d)(e)	1,451,668	1,451,668
Total Short-Term Securities (Cost — $1,451,668) — 2.6%		1,451,668

BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2016	2

Schedule of Investments (continued)	BlackRock New York Municipal 2018 Term Trust (BLH)

Value
Total Investments (Cost — $52,746,830*) — 99.0%	$54,341,388
Other Assets Less Liabilities — 1.0%	552,662

Net Assets Applicable to Common Shares — 100.0%	$54,894,050

* As of March 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$52,746,830

Gross unrealized appreciation	$1,595,368
Gross unrealized depreciation	(810)

Net unrealized appreciation	$1,594,558

Notes to Schedule of Investments

(a)	Variable rate security. Rate as of period end.
(b)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	During the period ended March 31, 2016, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Net Activity	Shares Held at March 31, 2016	Income
BIF New York Municipal Money Fund	664,307	787,361	1,451,668	$115

(e)	Current yield as of period end.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
RB	Revenue Bonds

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•  Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•  Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•  Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2016	3

Schedule of Investments (concluded)	BlackRock New York Municipal 2018 Term Trust (BLH)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$52,889,720	—	$52,889,720
Short-Term Securities	$1,451,668	—	—	1,451,668

Total	$1,451,668	$52,889,720	—	$54,341,388

[1]	See above Schedule of Investments for values in each sector.

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2016	4

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the
registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal 2018 Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal 2018 Term Trust

Date: May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal 2018 Term Trust

Date: May 23, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal 2018 Term Trust

Date: May 23, 2016